SUBSEQUENT EVENTS (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended
	Feb. 10, 2022	Feb. 14, 2022	Dec. 31, 2021
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Increase (Decrease), Net			$ 1,500,000
Subsequent Event [Member] | Public Offering
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock	$ 15,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Increase (Decrease), Net		$ 600,000